Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2022		$ 13,500	$ (5,305)	$ 250,215	$ 258,410
Balance (in Shares) at Dec. 31, 2022		13,500,000
Capital contribution			303,000		303,000
Dividend paid				(21,154)	(21,154)
Net income				151,193	151,193
Balance at Dec. 31, 2023		$ 13,500	297,695	380,254	691,449
Balance (in Shares) at Dec. 31, 2023		13,500,000
Common shares issued for equity financing		$ 955	929,045		930,000
Common shares issued for equity financing (in Shares)		955,000
Net income				40,292	40,292
Balance at Mar. 31, 2024		$ 14,455	1,226,740	420,546	1,661,741
Balance (in Shares) at Mar. 31, 2024		14,455,000
Balance at Dec. 31, 2023		$ 13,500	297,695	380,254	691,449
Balance (in Shares) at Dec. 31, 2023		13,500,000
Common shares issued for equity financing		$ 1,005	978,995		980,000
Common shares issued for equity financing (in Shares)		1,005,000
Net income				778,236	778,236
Balance at Dec. 31, 2024		$ 14,505	1,276,690	1,158,490	2,449,685
Balance (in Shares) at Dec. 31, 2024		14,505,000
Net income				80,629	80,629
Balance at Mar. 31, 2025		$ 14,505	$ 1,276,690	$ 1,239,119	$ 2,530,314
Balance (in Shares) at Mar. 31, 2025		14,505,000